Acquisitions (Narrative) (Details)	2 Months Ended	3 Months Ended	12 Months Ended
	Oct. 04, 2015 USD ($)	Oct. 04, 2015 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($) Entity	Nov. 01, 2013 USD ($)	Oct. 31, 2013 USD ($) employee	Jun. 21, 2013 USD ($) employee
Business Acquisition [Line Items]
Expected tax deductible on goodwill acquired							$ 0
Number of businesses acquired | Entity				0
Sales of current year acquirees since acquisition date			$ 121,285,000
Gross profit of current year acquirees since acquisition date			47,929,000
Savage Sports Corporation
Business Acquisition [Line Items]
Business acquisition purchase price							$ 315,000,000
Number of employees | employee							400
Cash paid				$ 315,000,000
Bushnell Group Holdings, Inc.
Business Acquisition [Line Items]
Business acquisition purchase price					$ 985,000,000
Number of employees | employee						1,100
Expected tax deductible on goodwill acquired						$ 19,095,000
Cash paid				$ 985,000,000
Jimmy Styks
Business Acquisition [Line Items]
Cash paid		$ 40,000,000
Liabilities incurred in business combination		$ 4,471,000
Camelbak
Business Acquisition [Line Items]
Cash paid	$ 412,500,000		$ 412,500,000